Finance Cost (Details) - Schedule of Finance Cost	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Finance Cost [Abstract]
Bank borrowings	RM 1,246	$ 267	RM 8,685
Operating lease obligations	14,629	3,134
Total finance cost	RM 15,875	$ 3,401	RM 8,685